Credit Facility (Tables)	12 Months Ended
Apr. 27, 2013
Credit Facility

Selected information related to the Company’s credit facilities:

	Fiscal 2013	Fiscal 2012	Fiscal 2011
Credit facility at period end	$77,000	324,200	313,100
Average balance outstanding during the period	$214,702	306,038	338,971
Maximum borrowings outstanding during the period	$462,900	582,000	622,800
Weighted average interest rate during the period (a)	5.56%	4.71%	6.23%
Interest rate at end of period	4.93%	3.32%	5.13%

(a)	Includes commitment fees.